Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,211,000
Previously Paid Amount	0.00
Total Fee Amount	443.44
Total Offset Amount	0.00
Net Fee	443.44
Narrative - Max Aggregate Offering Price	$ 3,211,000
Final Prospectus	true